LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

April 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:      Lord Abbett Investment Trust (the “Registrant”)

1933 Act File No. 033-68090

1940 Act File No. 811-07988

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 73 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 27, 2015.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4226.

Sincerely yours,

/s/ Denise A. Spinelli

Denise A. Spinelli

Senior Paralegal

Lord, Abbett & Co. LLC